Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows provided by (used in) operating activities:
Net loss for the period	$ (10,306)	$ (4,694)
Adjustments for non-cash items:
Share-based compensation expense	6,439	712
(Decrease) in deferred tax liability	(444)
(Income) loss on fair value of warrant liability	(726)	441
Value of shares issued for services	90
Share of loss (gain) in associate	363	(270)
Gain on sale of marketable equity securities		(72)
Loss on equity issued at a discount		1,256
Amortization of debt discount		76
Loss on early extinguishment of debt		223
Foreign exchange transaction loss		2
Accounts receivable	385	23
Prepaid expenses and other receivables	1,286	14
Other assets	(144)	(36)
Accounts payable and accrued liabilities	(1,486)	(1,014)
Other	30	(28)
Net cash used in operating activities	(4,513)	(3,367)
Cash flows provided by (used in) investing activities:
Proceeds from sale of marketable securities		140
Investment in associates		(1,000)
Net cash used in investing activities		(860)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under registered offering	29,093	6,980
Share issuance costs	(1,852)	(248)
Proceeds from exercise of stock purchase warrants	105
Repayment of unsecured notes payable		(1,020)
Repayment of advance from related party		(1,000)
Net cash provided by financing activities	27,346	4,712
Increase in cash and cash equivalents during period	22,833	485
Cash and cash equivalents at beginning of period	2,770	3,152
Cash and cash equivalents at end of period	25,603	3,637
Cash paid for interest	19	748
Increase in accounts payable for stock issuance costs	25
Fair value of warrant liability for Portage warrants issued	159	271
Decrease in warrant liability from warrant exercise	235
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants	184
Shares issued pursuant to settlement of SalvaRx Limited notes and warrants		$ 2,640